Average Annual Total Returns{- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund Retail PRO-07 - Fidelity® Total Bond Fund	Fidelity Total Bond Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years
Total	9.34%	5.64%	4.60%	7.26%	4.16%	3.06%	5.71%	3.72%	2.94%	7.51%	4.44%	3.84%	7.58%	4.87%	4.16%